REVENUE	12 Months Ended
Dec. 31, 2014
REVENUE [Abstract]
REVENUE
18	REVENUE

Revenue by each major product categories is analyzed as follows:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Prescription drugs	519,557	601,934	658,031
Over-the-counter drugs	997,997	1,059,154	1,183,665
Nutritional supplements	399,397	392,009	393,466
Herbal products	100,419	109,284	124,810
Other product sales	532,486	536,722	593,342
	2,549,856	2,699,103	2,953,314

Certain pharmaceuticals sold in the PRC, primarily those included in the PRC's published Medical Insurance Catalogue and those pharmaceuticals whose production or trading are deemed to constitute monopolies by the PRC government, are subject to retail price controls in the form of fixed prices or price ceilings. The fixed prices or the price ceilings of such pharmaceuticals are published by the national and provincial price administration authorities from time to time. The controls over retail prices could have a corresponding effect on Group's pricing strategy. The prices of pharmaceuticals that are not subject to price controls are determined freely at the Group's discretion, and in certain cases subject to notification to the provincial pricing authorities. Certain of the Group's pharmaceutical merchandise are subject to price controls and accordingly, the price of such products could not be increased at the Group's discretion above the relevant controlled price ceiling without prior governmental approval. In addition, the price of such products may also be adjusted downward by the relevant government authorities in the future. Such price controls, especially downward price adjustment, may negatively affect the Group's revenue and profitability. For the years ended December 31, 2012, 2013 and 2014, approximately 30%, 31% and 31%, respectively of the Group's revenue was generated from products that are subject to government pricing controls.

None of the Group's customers contributed 10% or more of the Group's revenue for the years ended December 31, 2012, 2013 and 2014.